UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.4%

Security	Principal Amount (000’s omitted)	Value
Education — 18.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,512,266
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	228,154
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	379,804
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	831,368
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,659,748
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	2,038,096
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	292,002
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,922,538
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	723,252
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	470,880
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	316,364
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	958,554
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,000,926
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,046,863
University of California, 5.25%, 5/15/39	1,250	1,443,925

		$18,824,740

Electric Utilities — 14.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$317,601
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,488,304
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,726,815
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,536,947
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,746,885
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,586,260
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,121,134
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	783,210
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,476,579

		$14,783,735

General Obligations — 19.4%
California, 5.50%, 11/1/35	$1,600	$1,946,352
California, 6.00%, 4/1/38	750	906,638
California, (AMT), 5.05%, 12/1/36	875	895,265
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,173,430
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,902,438
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	195	216,078
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	235,846
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	256,860
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	255,509
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	309,504
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,119,210
Menlo Park City School District, 5.00%, 7/1/30	1,035	1,256,552
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,176,130
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	875,035
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,013,028
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,625,804

		$20,163,679

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,161,050
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	219,136
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,105,040
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,048,666
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	910	1,031,558
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,365,060
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,150,750
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,790,930
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,530	1,708,949
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	656,340
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	478,762
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,904,788
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,904,878
Washington Township Health Care District, 5.25%, 7/1/29	700	701,225

		$18,227,132

Housing — 1.0%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$665	$674,421
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	392	397,218

		$1,071,639

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,322,574

		$1,322,574

Insured-Education — 4.3%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,916,025
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,592,262

		$4,508,287

Insured-Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,087,414

		$3,087,414

Insured-Escrowed/Prerefunded — 3.6%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,693,395

		$3,693,395

Insured-General Obligations — 8.5%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,121,503
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,490,636
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,282,472
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,966,850

		$8,861,461

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 9.3%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,212,910
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	821,332
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,596,500

		$9,630,742

Insured-Lease Revenue/Certificates of Participation — 10.3%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,034,797
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,775,580
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,942,785

		$10,753,162

Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$791,666

		$791,666

Insured-Transportation — 11.1%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,259,500
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,895,490
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	785,880
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,697,200
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,409,483
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,540,890

		$11,588,443

Insured-Water and Sewer — 3.9%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,280,300
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,816,476

		$4,096,776

Other Revenue — 1.6%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$409,655
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	332,489
Golden State Tobacco Securitization Corp., 5.30%, 6/1/37	980	893,986

		$1,636,130

Senior Living/Life Care — 1.8%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$342,847
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	178,297
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	706,097
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	690,330

		$1,917,571

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 12.2%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$285,815
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	439,567
Corona Public Financing Authority, 5.80%, 9/1/20	935	943,854
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,505
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	486,466
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,592,194
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	276,878
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	548,712
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	271,802
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	377,424
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	269,143
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	423,616
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	756,008
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,832,720
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	253,323
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	494,998
Temecula Unified School District, 5.00%, 9/1/27	250	256,708
Temecula Unified School District, 5.00%, 9/1/37	400	405,128
Tustin Community Facilities District, 6.00%, 9/1/37	500	525,510
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,350

		$12,635,721

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,207,810
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,280,400
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,415,973
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,704,420
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,171,673
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,086,453

		$11,866,729

Water and Sewer — 5.1%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/30	$1,000	$1,217,910
California Department of Water Resources, 5.00%, 12/1/29	1,840	2,170,942
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,961,681

		$5,350,533

Total Tax-Exempt Investments — 158.4% (identified cost $148,491,506)		$164,811,529

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.0)%		$(49,977,004)

Other Assets, Less Liabilities — (10.4)%		$(10,777,789)

Net Assets Applicable to Common Shares — 100.0%		$104,056,736

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,482,657.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	68 U.S. 10-Year Treasury Note	Short	$(8,890,345)	$(8,945,188)	$(54,843)
6/13	48 U.S. 30-Year Treasury Bond	Short	(6,840,296)	(6,901,500)	(61,204)

					$(116,047)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $116,047.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,257,313

Gross unrealized appreciation	$17,097,005
Gross unrealized depreciation	(222,789)

Net unrealized appreciation	$16,874,216

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$164,811,529	$—	$164,811,529
Total Investments	$—	$164,811,529	$—	$164,811,529
Liability Description
Futures Contracts	$(116,047)	$—	$—	$(116,047)
Total	$(116,047)	$—	$—	$(116,047)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013